INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 10,485	$ (3,393)	$ (16,712)
Foreign	(92,065)	6,453	(24,249)
Income (Loss) before Taxes on Income	$ (81,580)	$ 3,060	$ (40,961)